Income Tax Expense - Schedule of Income Tax Expense (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (3,742,104)	$ (3,304,359)
Tax at the statutory tax rate of 25%	(935,526)	(826,090)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	110,053	168,291
Timing differences (not meeting deferred asset criteria)	(21,963)	(124,932)
Carry forward losses (not meeting deferred asset criteria)	847,436	782,731
Income tax expense